Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000013020
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series C
C000133198
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series LD
C000013019
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series M
C000013021
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series R
C000114641
Account Value [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series TE
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	$ 11,323	$ 11,134	$ 11,423	$ 11,318	$ 11,481	$ 11,512	$ 11,088	$ 10,607	$ 10,778	$ 11,059	$ 11,130	$ 11,137	$ 11,177	$ 11,300	$ 11,232	$ 10,954	$ 11,245	$ 10,909	$ 10,959	$ 10,570	$ 10,709	$ 11,192	$ 11,518	$ 11,243	$ 11,422	$ 11,349	$ 11,797	$ 12,134	$ 12,271	$ 12,541	$ 12,573	$ 12,536	$ 12,539	$ 12,649	$ 12,673	$ 12,533	$ 12,445	$ 12,405	$ 12,308	$ 12,463	$ 12,646	$ 12,737	$ 12,720	$ 12,596	$ 12,652	$ 12,659	$ 12,762	$ 12,575	$ 12,496	$ 12,438	$ 12,221	$ 12,293	$ 12,076	$ 11,848	$ 11,856	$ 11,862	$ 11,826	$ 11,890	$ 11,589	$ 11,564	$ 11,421	$ 11,221	$ 11,219	$ 11,007	$ 11,014	$ 10,898	$ 10,701	$ 10,638	$ 10,722	$ 10,792	$ 10,723	$ 10,720	$ 10,734	$ 10,658	$ 10,737	$ 10,669	$ 10,771	$ 10,897	$ 10,847	$ 10,861	$ 10,854	$ 10,906	$ 10,809	$ 10,763	$ 10,774	$ 10,692	$ 10,610	$ 10,615	$ 10,544	$ 10,524	$ 10,509	$ 10,764	$ 10,847	$ 10,853	$ 10,865	$ 10,797	$ 10,607	$ 10,604	$ 10,563	$ 10,467	$ 10,393	$ 10,252	$ 10,286	$ 10,313	$ 10,311	$ 10,242	$ 10,257	$ 10,186	$ 10,298	$ 10,323	$ 10,360	$ 10,312	$ 10,410	$ 10,196	$ 10,187	$ 10,115	$ 10,017	$ 10,085	$ 9,975	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,477	12,514	12,671	12,671	12,655	12,720	12,431	11,689	11,790	12,146	12,323	12,274	12,153	12,259	12,287	12,020	12,298	11,955	11,921	11,388	11,484	11,942	12,210	11,895	12,093	11,916	12,255	12,666	12,711	13,069	13,048	12,938	12,976	13,070	13,118	13,010	12,975	12,936	12,829	12,750	12,956	12,874	12,796	12,606	12,644	12,641	12,701	12,490	12,388	12,006	12,159	12,617	12,456	12,236	12,199	12,168	12,147	12,245	12,055	11,958	11,914	11,752	11,708	11,526	11,465	11,379	11,244	11,121	11,190	11,263	11,234	11,207	11,197	11,070	11,110	11,069	11,102	11,235	11,118	11,178	11,151	11,208	11,123	11,034	11,074	10,901	10,822	10,799	10,724	10,654	10,531	10,938	11,054	11,110	11,095	11,088	10,915	10,885	10,806	10,771	10,755	10,628	10,554	10,512	10,470	10,395	10,375	10,300	10,309	10,338	10,392	10,362	10,470	10,288	10,236	10,219	10,149	10,139	10,018	10,000
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Account Value	$ 12,437	12,349	12,181	12,347	12,236	12,346	12,322	11,995	11,588	11,669	11,824	11,840	11,778	11,808	11,896	11,808	11,571	11,796	11,523	11,533	11,194	11,240	11,614	11,852	11,597	11,808	11,707	12,034	12,322	12,449	12,677	12,664	12,678	12,747	12,815	12,836	12,739	12,697	12,629	12,542	12,661	12,764	12,808	12,748	12,614	12,613	12,631	12,631	12,459	12,284	12,081	11,679	12,256	12,133	11,961	11,915	11,913	11,845	11,872	11,671	11,647	11,477	11,358	11,309	11,133	11,095	10,921	10,803	10,794	10,840	10,865	10,802	10,761	10,778	10,722	10,770	10,758	10,835	10,919	10,892	10,926	10,908	10,935	10,874	10,800	10,806	10,736	10,653	10,649	10,573	10,533	10,510	10,704	10,737	10,729	10,726	10,655	10,502	10,510	10,434	10,273	10,224	10,160	10,217	10,231	10,206	10,149	10,180	10,151	10,247	10,253	10,247	10,204	10,248	10,069	10,110	10,060	9,989	10,068	9,984	10,000
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,449	12,367	12,145	12,455	12,304	12,484	12,506	12,003	11,358	11,564	11,873	11,959	11,922	11,886	12,054	11,960	11,640	12,002	11,561	11,611	11,061	11,177	11,773	12,116	11,758	12,074	11,968	12,630	12,955	13,204	13,642	13,653	13,641	13,611	13,759	13,792	13,615	13,413	13,317	13,177	13,390	13,627	13,791	13,728	13,387	13,417	13,454	13,627	13,219	12,982	12,774	12,215	13,082	12,907	12,612	12,575	12,552	12,481	12,563	12,182	12,119	11,852	11,680	11,623	11,347	11,322	11,083	10,919	10,926	11,081	11,119	11,062	10,983	11,035	10,980	11,081	11,047	11,216	11,322	11,232	11,242	11,204	11,229	11,136	11,055	11,026	10,909	10,801	10,817	10,699	10,663	10,598	10,895	10,989	11,020	10,998	10,856	10,614	10,618	10,490	10,232	10,147	10,095	10,173	10,195	10,147	10,096	10,157	10,093	10,273	10,332	10,393	10,357	10,461	10,173	10,172	10,104	9,997	10,140	9,996	10,000
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Account Value	$ 11,819	11,744	11,624	11,721	11,650	11,726	11,692	11,472	11,218	11,237	11,312	11,298	11,248	11,290	11,351	11,295	11,092	11,240	11,071	11,064	10,866	10,894	11,136	11,293	11,147	11,284	11,203	11,383	11,597	11,679	11,825	11,831	11,840	11,890	11,927	11,937	11,882	11,871	11,835	11,792	11,846	11,899	11,919	11,888	11,822	11,824	11,831	11,833	11,746	11,661	11,560	11,362	11,555	11,447	11,335	11,301	11,302	11,251	11,271	11,129	11,125	11,014	10,918	10,884	10,766	10,742	10,643	10,544	10,521	10,535	10,554	10,506	10,487	10,494	10,448	10,480	10,464	10,503	10,559	10,545	10,572	10,566	10,588	10,549	10,502	10,509	10,468	10,421	10,417	10,374	10,348	10,336	10,451	10,471	10,460	10,467	10,436	10,330	10,339	10,300	10,211	10,181	10,118	10,151	10,170	10,163	10,119	10,137	10,120	10,166	10,165	10,160	10,127	10,159	10,045	10,078	10,045	9,996	10,038	9,988	10,000
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,195	11,131	11,055	11,091	11,055	11,101	11,058	10,936	10,826	10,789	10,790	10,748	10,710	10,762	10,800	10,772	10,603	10,680	10,607	10,585	10,519	10,530	10,655	10,732	10,696	10,759	10,700	10,751	10,896	10,936	11,009	11,036	11,034	11,068	11,079	11,079	11,061	11,078	11,070	11,065	11,063	11,072	11,070	11,065	11,060	11,064	11,061	11,064	11,053	11,050	11,043	11,038	10,889	10,795	10,737	10,714	10,717	10,682	10,694	10,609	10,621	10,566	10,492	10,471	10,407	10,396	10,369	10,287	10,252	10,236	10,248	10,216	10,216	10,215	10,178	10,194	10,174	10,178	10,207	10,206	10,226	10,233	10,249	10,230	10,208	10,217	10,205	10,191	10,187	10,177	10,164	10,161	10,202	10,208	10,197	10,213	10,219	10,158	10,169	10,166	10,148	10,136	10,075	10,084	10,109	10,119	10,089	10,093	10,088	10,085	10,078	10,073	10,050	10,071	10,021	10,045	10,031	10,003	10,009	9,992	10,000
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Account Value	$ 10,925	10,798	10,587	10,917	10,803	10,981	11,032	10,577	10,053	10,265	10,602	10,690	10,698	10,744	10,824	10,768	10,562	10,848	10,502	10,549	10,136	10,282	10,829	11,213	10,864	11,040	10,920	11,317	11,619	11,732	11,909	11,920	11,931	11,954	11,997	12,016	11,942	11,947	11,968	11,902	11,963	12,044	12,035	12,009	12,000	12,005	12,018	12,013	11,992	12,003	11,988	11,912	11,788	11,667	11,586	11,554	11,545	11,504	11,496	11,394	11,348	11,267	11,123	11,130	10,970	10,980	10,894	10,700	10,604	10,672	10,738	10,673	10,684	10,679	10,605	10,658	10,591	10,661	10,787	10,752	10,768	10,771	10,795	10,717	10,669	10,712	10,645	10,576	10,573	10,523	10,526	10,527	10,711	10,739	10,710	10,697	10,675	10,589	10,575	10,558	10,527	10,488	10,353	10,356	10,371	10,363	10,303	10,294	10,229	10,309	10,311	10,307	10,269	10,285	10,199	10,183	10,116	10,018	10,034	9,940	10,000
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,449	12,367	12,145	12,455	12,304	12,484	12,506	12,003	11,358	11,564	11,873	11,959	11,922	11,886	12,054	11,960	11,640	12,002	11,561	11,611	11,061	11,177	11,773	12,116	11,758	12,074	11,968	12,630	12,955	13,204	13,642	13,653	13,641	13,611	13,759	13,792	13,615	13,413	13,317	13,177	13,390	13,627	13,791	13,728	13,387	13,417	13,454	13,627	13,219	12,982	12,774	12,215	13,082	12,907	12,612	12,575	12,552	12,481	12,563	12,182	12,119	11,852	11,680	11,623	11,347	11,322	11,083	10,919	10,926	11,081	11,119	11,062	10,983	11,035	10,980	11,081	11,047	11,216	11,322	11,232	11,242	11,204	11,229	11,136	11,055	11,026	10,909	10,801	10,817	10,699	10,663	10,598	10,895	10,989	11,020	10,998	10,856	10,614	10,618	10,490	10,232	10,147	10,095	10,173	10,195	10,147	10,096	10,157	10,093	10,273	10,332	10,393	10,357	10,461	10,173	10,172	10,104	9,997	10,140	9,996	10,000
PIMCO INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,087	11,993	11,790	11,992	11,894	12,023	12,002	11,688	11,379	11,462	11,678	11,783	11,768	11,808	11,951	11,938	11,603	11,764	11,552	11,671	11,462	11,321	12,123	12,455	11,935	12,325	12,449	12,708	12,949	12,839	13,105	13,063	12,947	12,802	12,894	12,917	12,582	12,506	12,356	12,186	12,209	12,409	12,368	12,228	12,092	12,171	12,216	12,084	11,812	11,682	11,647	11,332	11,534	11,377	11,143	11,101	11,084	11,056	11,208	10,948	10,909	10,816	10,640	10,605	10,414	10,415	10,277	10,221	10,172	10,320	10,430	10,356	10,406	10,364	10,320	10,326	10,219	10,319	10,408	10,314	10,300	10,278	10,345	10,236	10,190	10,288	10,292	10,232	10,237	10,189	10,104	10,114	10,312	10,354	10,297	10,344	10,255	10,046	10,117	10,083	9,905	9,796	9,652	9,729	9,739	9,714	9,772	9,847	9,827	9,923	10,006	9,933	9,980	10,101	9,793	9,905	9,879	9,796	10,047	10,003	10,000
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Account Value	$ 11,967	11,853	11,625	11,890	11,784	11,990	11,924	11,544	11,165	11,299	11,598	11,791	11,765	11,854	12,046	12,043	11,569	11,845	11,537	11,718	11,420	11,294	12,348	12,752	12,049	12,504	12,608	13,016	13,226	13,103	13,411	13,326	13,220	13,073	13,228	13,256	12,816	12,737	12,602	12,374	12,363	12,691	12,627	12,460	12,348	12,439	12,496	12,294	12,022	11,866	11,820	11,480	11,671	11,517	11,247	11,190	11,203	11,163	11,350	11,083	11,042	10,909	10,711	10,674	10,450	10,452	10,274	10,214	10,147	10,277	10,407	10,317	10,382	10,336	10,283	10,301	10,182	10,288	10,412	10,319	10,308	10,287	10,386	10,265	10,192	10,310	10,308	10,215	10,224	10,169	10,077	10,096	10,339	10,387	10,308	10,379	10,308	10,090	10,183	10,133	9,973	9,813	9,638	9,724	9,726	9,715	9,770	9,841	9,831	9,938	10,020	9,930	9,975	10,128	9,735	9,885	9,849	9,758	10,029	9,992	10,000
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Account Value	$ 11,194	11,131	11,104	11,103	11,103	11,086	11,090	11,026	10,868	10,838	10,883	10,871	10,848	10,797	10,808	10,840	10,725	10,816	10,726	10,731	10,609	10,595	10,687	10,773	10,715	10,712	10,631	10,674	10,763	10,777	10,849	10,850	10,847	10,849	10,861	10,863	10,849	10,850	10,845	10,838	10,830	10,834	10,816	10,806	10,793	10,801	10,793	10,791	10,764	10,765	10,659	10,635	10,688	10,666	10,629	10,613	10,595	10,564	10,587	10,572	10,537	10,505	10,466	10,458	10,429	10,406	10,373	10,335	10,302	10,293	10,313	10,317	10,295	10,259	10,225	10,235	10,242	10,225	10,196	10,190	10,236	10,235	10,247	10,224	10,200	10,208	10,189	10,173	10,173	10,140	10,103	10,083	10,127	10,120	10,142	10,157	10,139	10,122	10,116	10,105	10,120	10,104	10,073	10,074	10,087	10,077	10,064	10,048	10,034	10,034	10,035	10,034	10,034	10,031	10,012	10,017	10,011	10,007	10,007	10,000	10,000
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Account Value	$ 14,231	13,955	13,984	14,122	14,045	13,987	14,055	13,690	12,829	12,972	13,384	13,580	13,505	13,337	13,458	13,434	13,193	13,541	13,074	13,030	12,410	12,572	13,214	13,488	13,053	13,338	13,160	13,582	14,056	14,094	14,507	14,472	14,327	14,384	14,491	14,522	14,368	14,264	14,171	14,013	13,899	14,092	13,907	13,736	13,474	13,483	13,474	13,493	13,196	12,899	12,442	12,721	13,710	13,488	13,198	13,152	13,111	13,087	13,165	12,910	12,814	12,758	12,561	12,509	12,260	12,194	12,088	11,955	11,836	11,945	12,007	11,940	11,897	11,863	11,679	11,666	11,561	11,582	11,727	11,582	11,619	11,590	11,655	11,535	11,444	11,479	11,292	11,200	11,170	11,000	10,883	10,732	11,323	11,463	11,465	11,438	11,397	11,130	11,056	10,978	10,905	10,840	10,729	10,678	10,636	10,551	10,391	10,354	10,343	10,550	10,507	10,560	10,553	10,635	10,436	10,384	10,322	10,303	10,266	10,045	10,000
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 15,772	$ 15,396	$ 15,280	$ 15,374	$ 15,194	$ 15,075	$ 15,145	$ 14,704	$ 13,646	$ 13,868	$ 14,356	$ 14,577	$ 14,483	$ 14,230	$ 14,329	$ 14,247	$ 14,029	$ 14,484	$ 13,868	$ 13,891	$ 13,127	$ 13,402	$ 14,282	$ 14,607	$ 14,081	$ 14,546	$ 14,387	$ 14,917	$ 15,477	$ 15,513	$ 15,959	$ 15,918	$ 15,712	$ 15,776	$ 15,880	$ 15,905	$ 15,716	$ 15,519	$ 15,343	$ 15,121	$ 14,959	$ 15,118	$ 14,809	$ 14,536	$ 14,195	$ 14,170	$ 14,156	$ 14,119	$ 13,746	$ 13,222	$ 12,703	$ 13,147	$ 14,771	$ 14,467	$ 14,119	$ 14,077	$ 14,023	$ 13,993	$ 14,021	$ 13,692	$ 13,606	$ 13,536	$ 13,320	$ 13,245	$ 12,912	$ 12,842	$ 12,757	$ 12,648	$ 12,560	$ 12,719	$ 12,769	$ 12,668	$ 12,623	$ 12,561	$ 12,303	$ 12,249	$ 12,072	$ 12,063	$ 12,177	$ 12,021	$ 11,991	$ 11,958	$ 12,023	$ 11,859	$ 11,782	$ 11,808	$ 11,630	$ 11,552	$ 11,525	$ 11,257	$ 11,101	$ 10,950	$ 11,643	$ 11,789	$ 11,758	$ 11,716	$ 11,640	$ 11,289	$ 11,142	$ 11,074	$ 10,959	$ 10,840	$ 10,779	$ 10,762	$ 10,719	$ 10,591	$ 10,370	$ 10,328	$ 10,384	$ 10,781	$ 10,661	$ 10,705	$ 10,733	$ 10,777	$ 10,587	$ 10,531	$ 10,422	$ 10,461	$ 10,378	$ 10,063	$ 10,000